CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities
Net Income(loss)	$ (1,841,421)	$ (679,360)
Adjustments to reconcile net income to net cash used by operating activities:
Depreciations on fixed assets	1,800
Amortizations on intangible assets	750	0
Derivative expense	120,795
Interest BCF	109,501
Impairment of acquired intangible assets	13,250
Loss on sale of plant, property & equipment	18,579
Common stock issuances for services contributed	937,783
Notes issued for legal services contributed	31,250
Changes in operating assets and liabilities:
Accounts receivable	17,120	(6,624)
Accounts payable	2,943	9,374
Accrued expenses	5,153	22,445
Net cash used by operating activities	(582,497)	(654,165)
Cash flows from investing activities
Purchase of plant, property & equipment	(268,521)	(70,742)
Purchase of minority interest of entity		(1,700,000)
Sale of plant, property & equipment	14,942
Net cash provided (used) by investing activities	(253,579)	(1,770,742)
Cash flows from financing activities
Proceeds from notes payable	535,436	256,983
Proceeds from stock issaunces	430,350	2,193,025
Repayment from notes payable	(67,450)
Cash dividend paid		(30,000)
Net cash provided by financing activities	898,336	2,420,008
Net change in cash and cash equivalent	62,260	(4,899)
Cash and cash equivalent at the beginning of year	793	5,522
Cash and cash equivalent at the end of year	63,053	623
Cash paid during the period for:
Interest	0	0
Income taxes	0	0
Supplemental non-cash investing and financing activities:
Issuance of common stock for services contributed	937,783
Issuance of notes for services contributed	31,250
BCF note discount	109,501
BCF note that converted to class A common stock	124,948
Common stocks cancelled with subscription receivable	(218,200)
Subscription receivable compensated with professional service contributed	$ 131,800